Significant accounting policies - Additional details (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant accounting policies
Exercise taxes	36.00%
Selling expenses
Advertising expenses		¥ 19,914		¥ 15,013	¥ 31,899
Shipping expenses		36,413		10,814	8,925
Subsidy income.
Subsidy income		9,125		23,223	124,480
Employee benefits
Total amounts of employee benefits expenses incurred		30,619		32,806	49,609
Unrecognized tax benefits, interest on income taxes expense		¥ 0		0	0
Statutory reserves.
Minimum percentage of general reserve fund		10.00%	10.00%
Maximum percentage of general reserve fund		50.00%	50.00%
Minimum percentage of statutory surplus fund		10.00%	10.00%
Maximum percentage of statutory surplus fund		50.00%	50.00%
Profit appropriation to statutory surplus fund		¥ 0		506	0
Segment reporting
Number of operating segment | segment		2	2
Number of reportable segment | segment		2	2
Provision for Loan and Lease Losses
Provision for credit losses		¥ 2,284	$ 327	¥ 4,045	¥ 1,615